Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Income (Loss) Before Income Taxes for Domestic and Foreign Locations

A reconciliation of income (loss) before income taxes for domestic and foreign locations for the years ended December 31, 2017, 2016 and 2015 is as follows:

	For the Year Ended December 31,
(In thousands)	2017	2016	2015
United States	$(10,820)	$(1,536)	$(1,901)
Foreign	(81)	-	-
Total current tax expense	$(10,901)	$(1,536)	$(1,901)

Summary of Gross Unrecognized Tax Benefits

The following table summarizes our gross unrecognized tax benefits (in millions):

	December 31,
	2017	2016	2015
Beginning balance of unrecognized tax benefits	$0.4	$0.4	$0.4
Settlement of prior period tax positions	—	—	—
Increase for prior period tax positions	—	—	—
Increase for current period tax positions	—	—	—
Ending balance of unrecognized tax benefits	$0.4	$0.4	$0.4

Significant Components of Deferred Income Taxes

The significant components of deferred income taxes at December 31, 2017, 2016 and 2015 are as follows:

	December 31,
(in thousands)	2017	2016	2015
Deferred tax assets:
Net operating loss (1)	$25,101	$1,752	$3,774
Tax credits	35	30	6
Accrued liabilities	227	187	98
Deferred revenue	1,162	2,430	—
Depreciation and amortization	—	—	106
Share-based compensation	90	221	100
Total gross deferred tax assets	26,615	4,620	4,084
Deferred tax liabilities:
Depreciation and amortization	(96)	(15)	—
Valuation allowance	(26,519)	(4,605)	(4,084)
Net deferred tax asset	$—	$—	$—

Reconciliation of Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate

A reconciliation of the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2017	2016	2015
Federal statutory income tax rate	34.0%	34.0%	34.0%
State income taxes, net of federal benefit	4.4%	3.1%	5.0%
Tax credits	—%	1.5%	—%
Tax Cuts and JOBS Act	(22.0%)	—%	—%
Change in tax rate	(8.3%)	—%	—%
Change in valuation allowance	1.8%	(33.8%)	(34.4%)
Other	(1.6%)	—%	—%
Permanent differences	(8.3%)	(7.1%)	(4.6%)
Provision for income taxes	—%	(2.3%)	—%